The breakdown, by type of instrument and geographical origin of the issuer, of Other Comprehensive Income Financial assets measured at fair value through other comprehensive income (IFRS 9) on December 31, 2021 is as follows: (Details) - BRL (R$)
R$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Government debt securities	R$ 101,158,055	R$ 109,317,614	R$ 95,961,823
Private-sector debt securities	54,545	38,131	1,104
Total	101,212,600	109,668,214	95,962,927
Revaluation Gains [Member]
IfrsStatementLineItems [Line Items]
Government debt securities	6,756,252	11,061,691	7,251,721
Private-sector debt securities	795,765	953,043	824,294
Total	7,552,017	12,014,734	8,076,015
Revaluation Losses [Member]
IfrsStatementLineItems [Line Items]
Government debt securities	(9,937,757)	(8,832,504)	(3,952,558)
Private-sector debt securities	(3,965)	(840,101)	(778,175)
Total	(9,941,722)	(9,672,605)	(4,730,733)
Net Revaluation Gains Losses [Member]
IfrsStatementLineItems [Line Items]
Government debt securities	(3,181,505)	2,229,187	3,299,163
Private-sector debt securities	791,800	112,942	46,119
Total	R$ (2,389,705)	R$ 2,342,129	R$ 3,345,282